UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Asset Management - 2.7%
19,900	Ameriprise Financial, Inc.	$2,631,775

	Auto/Auto Parts - 2.6%
13,380	O'Reilly Automotive, Inc. *	2,577,256

	Beverage - 6.7%
34,310	Constellation Brands, Inc. - Class A *	3,368,213
34,500	PepsiCo, Inc.	3,262,320
		6,630,533
	Biotechnology - 5.4%
7,750	Biogen Idec, Inc. *	2,630,738
28,620	Gilead Sciences, Inc. *	2,697,721
		5,328,459
	Broadcast Media - 2.4%
40,300	Comcast Corp. - Class A	2,337,803

	Chemicals - 1.5%
23,380	Westlake Chemical Corp.	1,428,284

	Computer - Semiconductors - 2.0%
20,000	SanDisk Corp.	1,959,600

	Computer Hardware - 2.5%
22,670	Apple Inc.	2,502,315

	Computer Software - 7.8%
31,600	Check Point Software Technologies Ltd. +*	2,482,812
79,700	Microsoft Corp.	3,702,065
31,360	Paychex, Inc.	1,447,891
		7,632,768
	Computer Software - Gaming - 2.6%
53,800	Electronic Arts, Inc. *	2,529,407

	Containers - 1.5%
19,100	Packaging Corp. of America	1,490,755

	Drugs - Generic - 3.4%
12,860	Actavis plc +*	3,310,293

	Drugs - Proprietary - 2.0%
30,000	AbbVie, Inc.	1,963,200

	Electrical Instruments - 3.0%
23,390	Thermo Fisher Scientific, Inc.	2,930,533

	Energy/Integrated - 1.6%
16,820	EOG Resources, Inc.	1,548,617

	Energy/Oil Service - 1.8%
20,680	Schlumberger Ltd. +	1,766,279

	Engineering/Construction - 1.7%
58,000	Quanta Services, Inc. *	1,646,620

	Finance/Banks - 2.1%
16,410	Signature Bank *	2,067,004

	Finance/Information Services - 5.4%
36,600	Fiserv, Inc. *	2,597,502
10,510	Visa, Inc. - Class A	2,755,722
		5,353,224
	Health Care Distribution - 1.9%
9,000	McKesson Corp.	1,868,220

	Household Products - 1.9%
38,100	Jarden Corp. *	1,824,228

	Information Services - 2.3%
7,950	Alliance Data Systems Corp. *	2,274,097

	Internet Retail - 1.9%
1,660	Priceline.com, Inc. *	1,892,749

	Leisure Time - 5.4%
15,250	Polaris Industries Inc.	2,306,410
32,090	Walt Disney Co.	3,022,557
		5,328,967
	Machinery - 1.4%
21,000	Ingersoll-Rand plc +	1,331,190

	Media & Advertising - 1.0%
13,300	Scripps Networks Interactive, Inc. - Class A	1,001,091

	Railroad - 3.3%
27,280	Union Pacific Corp.	3,249,866

	Retail - Discount - 2.6%
36,900	Dollar Tree, Inc. *	2,597,022

	Retail Drug Stores - 3.7%
37,700	CVS Caremark Corp.	3,630,887

	Retail/Home Improvement - 2.4%
22,300	Home Depot, Inc.	2,340,831

	Semiconductors - 6.1%
43,650	Microchip Technology, Inc.	1,969,051
54,800	Skyworks Solutions, Inc.	3,984,508
		5,953,559
	Telecommunication Equipment - 2.4%
31,600	QUALCOMM, Inc.	2,348,828

	Telecommunication Services - 2.4%
51,000	Verizon Communications, Inc.	2,385,780

	TOTAL COMMON STOCKS (Cost $70,132,200)	95,662,040

	SHORT-TERM INVESTMENTS - 2.7%
2,602,981	Invesco STIT Treasury Portfolio - Institutional Class, 0.01% #	2,602,981
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,602,981)	2,602,981
	Total Investments in Securities (Cost $72,735,181) - 100.1%	98,265,021
	Liabilities in Excess of Other Assets - (0.1)%	(53,466
	NET ASSETS - 100.00%	$98,211,555

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Airlines - 2.7%
5,960	Allegiant Travel Co.	$895,967

	Auto/Auto Parts - 2.6%
4,430	O'Reilly Automotive, Inc. *	853,307

	Building - 2.4%
31,400	Masco Corp.	791,280

	Business Services - 3.9%
10,360	PRA Group, Inc. *	600,155
12,200	Robert Half International, Inc.	712,236
		1,312,391
	Chemicals - Specialty - 2.0%
5,810	Airgas, Inc.	669,196

	Computer - Networking - 2.0%
5,020	F5 Networks, Inc. *	654,934

	Computer - Semiconductors - 1.7%
8,180	Synaptics, Inc. *	563,111

	Computer Software - 2.5%
17,800	Paychex, Inc.	821,826

	Containers - 1.9%
45,400	Graphic Packaging Holding Co. *	618,348

	Drugs - Proprietary - 2.3%
21,200	Akorn, Inc. *	767,440

	Education Services - 1.7%
11,900	Grand Canyon Education, Inc. *	555,254

	Electronics - 1.6%
19,100	Universal Display Corp. *	530,025

	Energy/Oil Service - 1.7%
8,800	Bristow Group, Inc.	578,952

	Engineering/Construction - 3.5%
10,900	Jacobs Engineering Group, Inc. *	487,121
24,000	Quanta Services, Inc. *	681,360
		1,168,481
	Finance/Banks - 2.2%
5,700	Signature Bank *	717,972

	Finance/Information Services - 4.7%
12,000	Euronet Worldwide, Inc. *	658,800
12,720	Fiserv, Inc. *	902,738
		1,561,538
	Food - 7.7%
12,800	Hormel Foods Corp.	666,880

21,300	Pinnacle Foods, Inc.	751,890
6,600	TreeHouse Foods, Inc. *	564,498
14,400	Tyson Foods, Inc. - Class A	577,296
		2,560,564
	Footwear - 3.7%
6,630	Deckers Outdoor Corp. *	603,595
18,900	Iconix Brand Group, Inc. *	638,631
		1,242,226
	Health Care Distribution - 2.5%
9,400	AmerisourceBergen Corp.	847,504

	Household Products - 6.6%
8,200	Church & Dwight Co., Inc.	646,242
16,850	Jarden Corp. *	806,778
7,760	Spectrum Brands Holdings, Inc.	742,477
		2,195,497
	Information Services - 1.7%
2,000	Alliance Data Systems Corp. *	572,100

	Insurance-Disability/Life - 2.5%
14,400	Lincoln National Corp.	830,448

	Leisure Time - 2.0%
4,400	Polaris Industries, Inc.	665,456

	Medical Products - 4.1%
13,700	Integra LifeSciences Holdings *	742,951
9,700	STERIS Corp.	629,045
		1,371,996
	Medical Systems/Equipment - 3.2%
18,100	CareFusion Corp. *	1,074,054

	Personal Care - 1.6%
4,130	Ulta Salon, Cosmetics & Fragrance, Inc. *	527,979

	Real Estate Operations - 1.7%
16,450	CBRE Group, Inc. - Class A *	563,412

	Restaurants - 1.9%
23,600	Sonic Corp.	642,628

	Retail - Discount - 3.5%
16,400	Dollar Tree, Inc. *	1,154,232

	Retail - Specialty - 1.8%
18,100	GameStop Corp. - Class A	611,780

	Semiconductors - 4.1%
17,700	Microchip Technology, Inc.	798,447
7,900	Skyworks Solutions, Inc.	574,409
		1,372,856
	Service Companies - 4.6%
33,500	NIC, Inc. *	602,665
16,100	Team Health Holdings, Inc. *	926,233
		1,528,898
	Shipping - 2.0%
8,090	Kirby Corp. *	653,187

	Telecommunication Equipment - 2.0%
21,600	ARRIS Group, Inc. *	652,104

	Waste Disposal - 1.9%
14,400	Waste Connections, Inc.	633,456

	TOTAL COMMON STOCKS (Cost $26,005,453)	32,760,399

	SHORT-TERM INVESTMENTS - 2.0%
647,982	Invesco STIT Treasury Portfolio - Institutional Class, 0.01% #	647,982
	TOTAL SHORT-TERM INVESTMENTS (Cost $647,982)	647,982
	Total Investments in Securities (Cost $26,653,435) - 100.5%	33,408,381
	Liabilities in Excess of Other Assets - (0.5)%	(154,506
	NET ASSETS - 100.00%	$33,253,875

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund or Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2014:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,899,946	$-	$-	$19,899,946
Consumer Staples	10,261,420	-	-	10,261,420
Energy	3,314,896	-	-	3,314,896
Financials	4,698,779	-	-	4,698,779
Health Care	15,400,705	-	-	15,400,705
Industrials	6,227,676	-	-	6,227,676
Materials	2,919,039	-	-	2,919,039
Technology	30,553,799	-	-	30,553,799
Telecommunication Services	2,385,780	-	-	2,385,780
Total Common Stocks	95,662,040	-	-	95,662,040
Short-Term Investments	2,602,981	-	-	2,602,981
Total Investments in Securities	$98,265,021	$-	$-	$98,265,021

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,059,640	$-	$-	$7,059,640
Consumer Staples	3,949,283	-	-	3,949,283
Energy	578,952	-	-	578,952
Financials	2,711,987	-	-	2,711,987
Health Care	4,987,227	-	-	4,987,227
Industrials	4,854,606	-	-	4,854,606
Materials	1,287,544	-	-	1,287,544
Technology	7,331,160	-	-	7,331,160
Total Common Stocks	32,760,399	-	-	32,760,399
Short-Term Investments	647,982	-	-	647,982
Total Investments in Securities	$33,408,381	$-	$-	$33,408,381

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Chase Growth Fund

Cost of investments	$72,735,181

Gross unrealized appreciation	$26,506,920
Gross unrealized depreciation	(977,080)
Net unrealized appreciation	$25,529,840

Chase Mid-Cap Growth Fund

Cost of investments	$26,653,760

Gross unrealized appreciation	$7,409,254
Gross unrealized depreciation	(654,633)
Net unrealized appreciation	$6,754,621

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 2/19/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 2/19/2015

By (Signature and Title)*/s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date  2/19/2015

* Print the name and title of each signing officer under his or her signature.